Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Risk free rate		1.19%	1.09%	0.93%
Expected volatility rate		69.62%	252.08%	241.88%
Expected dividend amount		$ 0
Warrants term	6 years 2 months 15 days	6 years 2 months 15 days	5 years
Increase in fair value of these liabilities	$ 2,092,000	$ 2,898,000
Warrants liabilities		7,250,000	$ 4,352,000
Estimated interest rate			20.60%
Liabilities fair value adjustment	293,000	772,000	$ 1,802,000
Royalty payments		$ 4,760,000	3,988,000
Specific interest rate		20.60%
Market value	1,102,000	$ 1,102,000	$ 1,150,000
Expected volatility			69.62%
Expected dividend			$ 0
Expected life			6 years 4 months 17 days	10 years
Liquidation preference fair market value	1,823,000	1,823,000	$ 1,823,000
Contingent liabilities
Derivative liabilities					$ 24,982
Accumulated deficit	(60,872,432)	(60,872,432)	(47,823,563)	$ (36,825,634)
Cash	2,044,976	2,044,976	4,072,339
Proceeds from offering		5,000,000	17,250,000
Decrease fair value liabilities			417,000
Warrants liabilities			$ 4,352,000
Discount rate percentage			20.60%
Royalties payments			$ 3,988,000
Pre tax discount rate percentage			20.60%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Furniture and fixtures depreciated			5 years
Minimum [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Furniture and fixtures depreciated			4 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Furniture and fixtures depreciated			7 years
Maximum [Member] | Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Furniture and fixtures depreciated			7 years
Fair Value Hedging [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Liabilities fair value adjustment	7,000	$ 48,000
Liquidation Preference [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Risk free rate		0.21%	0.21%
Expected volatility		78.93%	78.93%
Expected dividend		$ 0	$ 0
Expected life		5 years	5 years
Liquidation preference fair market value			$ 1,823,000
Scenario, Adjustment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Liabilities fair value adjustment			2,000
Going Concern [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit	$ 60,872,432	$ 60,872,432	47,823,563
Working Capital			$ 1,268,097
Fair Value Measurements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Risk free rate			1.19%
Expected life			6 years 2 months 15 days